OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSETS - THIRD PARTIES
At beginning of year	¥ 1,855	¥ 3,064	¥ 849
Addition			2,215
Reversal	(941)	(1,209)
At end of year	¥ 914	¥ 1,855	¥ 3,064